Investments in Associates and Joint Ventures - Balance sheet information (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments in associates and joint ventures
Current assets	$ 87,044,703	$ 95,761,498
Non-current assets	210,175,398	213,292,652
Total assets	297,220,101	309,054,150
Current liabilities	50,764,817	57,426,063
Non-current liabilities	146,798,370	155,343,687
Total liabilities	197,563,187	212,769,750
Investments accounted for using equity method
Investments in associates and joint ventures
Current assets	9,904,652	8,176,984
Non-current assets	31,093,027	34,464,469
Total assets	40,997,679	42,641,453
Current liabilities	6,855,976	6,030,712
Non-current liabilities	19,942,993	24,647,420
Total liabilities	26,798,969	30,678,132
Net assets	$ 14,198,710	$ 11,963,321